Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Summary of Detailed Information About Lease And Own Assets

		€ million	€ million
Property, plant and equipment	Notes	2023	2022
Owned assets	10A	9,377	9,416
Leased assets	10B	1,330	1,354
Total		10,707	10,770

Summary of Movements in Property, Plant and Equipment

	€ million	€ million	€ million
Movements during 2023	Land and buildings	Plant and equipment	Total
Cost
1 January 2023	4,708	15,108	19,816
Additions through business combinations	–	1	1
Additions	280	1,222	1,502
Disposals and other movements	(96)	(766)	(862)
Hyperinflationary adjustment	29	(111)	(82)
Reclassification as held for sale	6	(13)	(7)
Currency retranslation	(256)	(484)	(740)
31 December 2023	4,671	14,957	19,628
Accumulated depreciation
1 January 2023	(1,599)	(8,801)	(10,400)
Depreciation charge for the year	(116)	(833)	(949)
Disposals and other movements	80	635	715
Hyperinflationary adjustment	6	112	118
Reclassification as held for sale	(6)	9	3
Currency retranslation	36	226	262
31 December 2023	(1,599)	(8,652)	(10,251)
Net book value 31 December 2023(a)	3,072	6,305	9,377
Includes capital expenditures for assets under construction	189	1,057	1,246
(a)Includes €471 million of freehold land.
The Group has commitments to purchase property, plant and equipment of €583 million (2022: €356 million).

	€ million	€ million	€ million
Movements during 2022	Land and buildings	Plant and equipment	Total
Cost
1 January 2022	4,266	14,462	18,728
Additions through business combinations	0	0	0
Additions	391	1,065	1,456
Disposals and other movements	(80)	(858)	(938)
Hyperinflationary adjustment	152	536	688
Reclassification as held for sale	(11)	(56)	(67)
Currency retranslation	(10)	(41)	(51)
31 December 2022	4,708	15,108	19,816
Accumulated depreciation
1 January 2022	(1,508)	(8,387)	(9,895)
Depreciation charge for the year	(120)	(897)	(1,017)
Disposals and other movements	66	762	828
Hyperinflationary adjustment	(36)	(287)	(323)
Reclassification as held for sale	6	18	24
Currency retranslation	(7)	(10)	(17)
31 December 2022	(1,599)	(8,801)	(10,400)
Net book value 31 December 2022(a)	3,109	6,307	9,416
Includes capital expenditures for assets under construction	104	960	1,064
(a)Includes €504 million of freehold land.

Summary of Movements in Leased Assets

	€ million	€ million	€ million
Movements during 2023	Land and buildings	Plant and equipment	Total
Cost
1 January 2023	2,655	650	3,305
Additions through business combinations	2	–	2
Additions	365	175	540
Disposals and other movements	(307)	(216)	(523)
Hyperinflationary adjustment	(1)	–	(1)
Reclassification as held for sale	(12)	(3)	(15)
Currency retranslation	(77)	(23)	(100)
31 December 2023	2,625	583	3,208
Accumulated depreciation
1 January 2023	(1,580)	(371)	(1,951)
Depreciation charge for the year	(292)	(109)	(401)
Disposals and other movements	245	166	411
Reclassification as held for sale	9	3	12
Currency retranslation	40	11	51
31 December 2023	(1,578)	(300)	(1,878)
Net book value 31 December 2023	1,047	283	1,330

	€ million	€ million	€ million
Movements during 2022	Land and buildings	Plant and equipment	Total
Cost
1 January 2022	2,667	661	3,328
Additions through business combinations	–	–	–
Additions	281	111	392
Disposals and other movements	(303)	(108)	(411)
Hyperinflationary adjustment	3	–	3
Reclassification as held for sale	1	–	1
Currency retranslation	6	(14)	(8)
31 December 2022	2,655	650	3,305
Accumulated depreciation
1 January 2022	(1,461)	(353)	(1,814)
Depreciation charge for the year	(322)	(118)	(440)
Disposals and other movements	205	91	296
Reclassification as held for sale	2	–	2
Currency retranslation	(4)	9	5
31 December 2022	(1,580)	(371)	(1,951)
Net book value 31 December 2022	1,075	279	1,354